Revenues from Contracts with Customers (Tables)	12 Months Ended
Mar. 31, 2019
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contract with Customers and Other Sources of Revenue

The following table provides information about revenues from contracts with customers, and other sources of revenue in fiscal 2019. For further information about sales of goods, real estate sales and services income in fiscal 2017 and 2018, see Note 5 “Sales of Goods and Real Estate Sales and Services Income.”

Millions of yen
2019
Goods or services category
Sales of goods	¥462,029
Real estate sales	134,136
Asset management and servicing	191,820
Automobile related services	78,723
Facilities operation	104,005
Environment and energy services	132,243
Real estate management and brokerage	103,062
Real estate contract work	82,217
Other	107,341

Total revenues from contracts with customers	¥1,395,576
Other revenues*	19,383

Total sales of goods and real estate and services income	¥1,414,959

*	Other revenues are not in the scope of ASC 606 (“Revenue from Contracts with Customers”).

Summary of Costs of Goods and Real Estate Sold and Service Expense

The following table provides information about costs of goods sold and real estate sold and services expense in fiscal 2019. For further information about costs of goods sold, costs of real estate sold and services expenses in fiscal 2017 and 2018, see Note 5 “Sales of Goods and Real Estate Sales and Services Income.”

Millions of yen
2019
Goods or services category
Costs of goods sold	¥419,001
Costs of real estate sold	116,260
Asset management and servicing	44,107
Automobile related services	47,859
Facilities operation	95,207
Environment and energy services	105,414
Real estate management and brokerage	94,869
Real estate contract work	71,958
Other	48,906

Total expenses of costs of goods and real estate sold and services expenses	¥1,043,581

Summary of Balances from Contracts with Customers

Balances from contracts with customers

	Millions of yen
	April 1, 2018	March 31, 2019
Trade Notes, Accounts and Other Receivable	¥154,590	¥161,884
Contract assets (Included in Other Assets)	1,058	2,277
Contract liabilities (Included in Other Liabilities)	45,545	45,371